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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22960

Eubel Brady & Suttman Mutual Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Eubel Brady & Suttman
Income and Appreciation Fund

Ticker Symbol: EBSZX

Eubel Brady & Suttman
Income Fund

Ticker Symbol: EBSFX

Each a series of the
Eubel Brady & Suttman Mutual Fund Trust

SEMI-ANNUAL REPORT

January 31, 2019

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-800-391-1223 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-800-391-1223. If you own shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to both series of the Eubel Brady & Suttman Mutual Fund Trust.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
LETTER TO OUR SHAREHOLDERS	January 31, 2019

Dear Shareholders:

Late cycle theatrics took centerstage during the first half of the Funds’ fiscal year. On the one hand, Presidents Trump and Jinping continued their high stakes brinkmanship over trade, and on the other hand, Federal Reserve (the “Fed”) Chairman Powell’s position on short-term interest rates swung markedly. U.S. equity markets declined notably during the October to December stretch as the Fed increased short-term interest rates and remained committed to additional hikes in 2019. Concurrently, many investors sought safety in Treasuries. Increased demand drove yields down and contributed to widening credit spreads. However, in January the Fed telegraphed a softer, more data dependent approach to further interest rate increases. Credit spreads tightened in response to the course reversal and U.S. equity markets rebounded appreciably. Considering the general economic weakness around the globe, a measured approach seems more logical to us.

We discuss the current environment, review our investment philosophy and results, and share our perspective below. Feel free to give us a call with questions, comments or both.

Current Environment – We believe three central themes summarize the period: the Fed, U.S. – China trade and a divergence in global synchronous growth.

The Fed increased the target federal funds rate four times during 2018, which contributed to a further flattening of the yield curve and limited inversion. A flat yield curve results when there is minimal to no difference in the yield of fixed-income instruments of varying maturities. A more normal yield curve would be upward sloping – meaning the longer the maturity the higher the yield – for a given Treasury or corporate credit. An inverted yield curve results when short-term instruments yield more than long-term instruments. An inverted yield curve is atypical and often portends a recession in the ensuing months. Had the Fed not altered its course, with respect to further interest rate increases, the probability of a more inverted yield curve during 2019 seemed likely. In addition to rate increases, the Fed has been shrinking its balance sheet recently at the rate of roughly $50 billion per month. Like rate increases, this serves to slow the economy. Chairman Powell also signaled in January that the Fed would be flexible in managing balance sheet runoff, as opposed to the program being on “autopilot” as mentioned in December. A positive, in our view.

U.S. – China trade negotiations continued with spirited enthusiasm during the final months of 2018 and into January. While each president is negotiating hard, avoiding a full blown and extended trade war is advantageous for both countries. The U.S. imposed March 1 deadline was delayed indefinitely by President Trump as negotiations made substantial progress during the latest trade talks.

Divergence in global synchronous growth began in earnest around mid-2018 and continues as of this writing. General economic weakness prevailed throughout Europe, China and the middle-east with the U.S. economy being a bright spot. Given the interconnectedness of the global economy, it would be unusual for the U.S. to completely side-step a global economic slowdown. Until the Fed reversed course in January, some economists felt that a recession could begin in the latter part of 2019 or early 2020. That risk has seemingly been deferred a bit longer... if you place any stock in prognosticators forecasting abilities.

For 2018, investment grade bond issuance was down 12% as compared to 2017 – ending a nine year run of consecutive annual increases in issuance. As in recent years, BBB rated bonds (lowest investment grade) dominated issuance during the year as issuers took downgrades to fund M&A and repurchase stock. Not only has the corporate bond market doubled in size over the past decade to roughly $5.2 trillion, but BBB issuance has increased 227% to $2.5 trillion since 2009, according to Morgan Stanley. The BBB market is estimated to be around two times the size of the high yield market. When economic weakness occurs, there’s a chance a number of the bonds in this lowest investment grade category will be downgraded, potentially flooding the high yield market. This can lead to opportunities for investors with maturities coming due or other sources of capital.

Regarding convertible securities in particular, we believe U.S. equity markets remained generally high relative to underlying values during the semi-annual period. Small- and mid-cap companies continued to be the most richly priced relative to earnings and cash-flow. This, in conjunction with many convertibles’ equity sensitivity, limited the number of interesting convertible opportunities, which kept our exposure relatively low. When attractively priced convertibles are not available for purchase, we generally hold non-convertible corporate bonds.

Investment Philosophy – Managing risks so that investors are adequately compensated for them is an important element of our bottom-up investment philosophy. Interest rates are extremely difficult to accurately forecast over time, so we don’t make precise forecasts. However, we are cognizant of interest rate levels.

In our view, flexibility in portfolio management can support long-term success. Therefore, each Fund has latitude with respect to maturity, duration (price sensitivity to a change in interest rates) and credit quality (among other factors). This flexibility allows us to invest where we find the most value, rather than being confined to specific maturity, duration and credit rating targets (boxes, if you will). Being largely unconstrained allows us to hold bonds to maturity, and we often do so. We like the flexibility and believe it provides the Funds an advantage over those confined to specific mandates. As you may recall, only EBS clients are permitted to invest in the Funds. This provides a more stable asset base as compared to funds open to the general public. Each Fund held fewer than 50 securities at period-end, yet maintained good diversification in our view. While many funds hold hundreds of securities, we believe holding fewer securities allows us to be more selective. The composition of the EBS Funds will often be materially different than their benchmarks. As such, you should expect the Funds’ returns to diverge from their benchmarks, often significantly. Lastly, neither Fund uses leverage (borrows money) to make investments.

Results For Various Periods Ended January 31, 2019 – Since inception (September 30, 2014) through January 31, 2019, the Eubel Brady & Suttman Income and Appreciation Fund (“EBSZX”) posted an average annual total return of 2.30%, while its primary benchmark, the ICE BofA Merrill Lynch U.S. Yield Alternatives Index (the “Index”), returned 2.59% (annualized) over the same period. During the three-year period ended January 31, 2019, the Fund annualized 5.26% per year and the Index 9.07%. Over the past year, the Fund returned -0.85% and the Index returned 2.88%. Over the six-month period ended January 31, 2019, the Fund declined -0.14% and the Index -0.05%.

The primary factors contributing to EBSZX’s underperformance in the aforementioned periods ended January 31, 2019 are described below:

●

EBSZX’s investment in non-convertible securities coupled with short duration corporate bonds contributed to the Fund’s relative underperformance. Equity and fixed-income markets worked against its allocation to convertible and non-convertible bond exposure resulting in underperformance relative to its convertible benchmark. The Fund’s minimal equity sensitivity only benefited it slightly as equity markets rebounded in January. Given current equity valuations, the Fund is positioned more defensively.

We believe EBSZX is positioned well to capitalize on additional convertible investments should they become available at prices we find compelling. For the time being, we remain very selective.

Since inception (September 30, 2014) through January 31, 2019, the Eubel Brady & Suttman Income Fund (“EBSFX”) logged an average annual total return of 1.98%, while its primary benchmark, the ICE BofA Merrill Lynch U.S. Corporate & Government Master Index (the “Index”) was up 2.28% (annualized) over the same period. During the three-year period ended January 31, 2019, the Fund annualized 3.41% and the Index 2.05%. Over the past year, the Fund increased 1.55% and the Index 1.96%. Over the six-month period ended January 31, 2019, the Fund increased 1.22% and the Index appreciated 2.63%.

The primary factors contributing to EBSFX’s outperformance over the last three years and underperformance since inception and during the last year and six months ended January 31, 2019 are described below:

●

EBSFX’s primary reasons for outperforming over the most recent three year period were, in part, due to its weighted average maturity and duration (price sensitivity to a change in interest rates) being shorter than its benchmark and it had less exposure to Government & Agency debt. Significant volatility occurred during 2016 where EBSFX captured outsized performance through short-duration corporate exposure as compared to its benchmark which has exposure to Government & Agency debt that was negatively impacted by a sharp rise in longer dated U.S. Treasury yields.

●

EBSFX’s primary reason for underperforming the most recent since inception, one year and six month periods was due to the longer duration of corporate and Government & Agency holdings comprising the benchmark which faced fewer headwinds as longer term rates experienced little change while the Fed increased short-term rates, putting pressure on Fund holdings.

Our Perspective – Given the flatness of the yield curve, we remain focused on shorter maturities. Using Treasury yields as an example, on January 31, 2019, the 3-Year Treasury yielded 2.5% and the 10-Year yielded 2.7%. Said differently, an investor can capture roughly 93% (2.5%/2.7%) of the 10-Year yield while only going out three years. As such, there’s no incentive to take on too much interest rate risk. Keeping maturities relatively short, on average, allows us to manage interest rate risk and provides flexibility in navigating changing credit conditions.

Although we routinely assess higher yielding credits, narrow spreads (lack of risk premium) have significantly reduced the probability of finding durable credits at attractive yields. We are also fond of attractively priced floating rate debt in this environment, which can lessen the Funds’ sensitivity to increasing yields.

Both Funds’ sensitivity to interest rates remains modest and each Fund’s portfolio is diversified, in our view.

Convertible exposure within EBSZX is lower than we prefer, and is largely due to a low yield environment and stock prices that seem generally less attractive relative to underlying values as previously mentioned. The hunt for value continues, yet we believe exercising patience has served the Funds well thus far during this tightening cycle and remains prudent. Both Funds are positioned well to capitalize on opportunities, in our view.

We welcome your questions, comments or both and may be reached at 1-800-391-1223. As always, we appreciate your trust and confidence in our firm.

Sincerely,

The EBS Research Group

Important Disclosures – Performance data quoted in this letter or the report itself represents past performance. Past performance does not guarantee future results. The value of an investor’s shares will fluctuate, and may be worth more or less than the original cost when redeemed. Current performance may be higher or lower than performance quoted herein. Performance data, current to the most recent month end, is available by calling 1-800-391-1223.

The information in this “Letter To Our Shareholders” represents the opinion of the author and is not intended to be a forecast or investment advice. This publication does not constitute an offer or solicitation of any transaction in any securities. Information contained in this publication has been obtained from sources believed to be reliable, but has not been independently verified by EBS. Please note that any discussion of fund holdings, fund performance and views expressed are as of January 31, 2019 (except if otherwise stated) and are subject to change without notice.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
PORTFOLIO INFORMATION
January 31, 2019 (Unaudited)

Eubel Brady & Suttman Income and Appreciation Fund
Asset Allocation (% of Net Assets)

Eubel Brady & Suttman Income Fund
Asset Allocation (% of Net Assets)

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS January 31, 2019 (Unaudited)
CORPORATE BONDS — 71.4%	Coupon	Maturity	Par Value	Value
Communication Services — 4.8%
Discovery Communications, Inc. (3MO LIBOR + 71) (a)	3.502%	09/20/19	$2,000,000	$2,000,952
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	3.788%	03/16/22	2,100,000	2,121,194
				4,122,146
Consumer Discretionary — 5.5%
Lennar Corporation	2.950%	11/29/20	2,600,000	2,548,000
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,210,837
				4,758,837
Consumer Staples — 1.8%
Mead Johnson Nutrition Company	3.000%	11/15/20	1,596,000	1,595,300

Energy — 3.0%
CNX Resources Corporation	5.875%	04/15/22	2,600,000	2,587,000

Financials — 10.3%
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,712,077
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	3.779%	07/24/23	2,500,000	2,479,732
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	2,500,000	2,500,375
Prospect Capital Corporation	5.000%	07/15/23	2,200,000	2,200,014
				8,892,198
Health Care — 11.5%
Allergan Funding SCS	3.000%	03/12/20	2,300,000	2,298,096
Anthem, Inc.	4.350%	08/15/20	605,000	616,008
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	3.769%	06/06/22	2,615,000	2,572,901
CVS Health Corporation	2.800%	07/20/20	1,900,000	1,891,589
Zimmer Biomet Holdings, Inc.	2.700%	04/01/20	2,600,000	2,587,098
				9,965,692
Industrials — 11.5%
General Electric Company (3MO LIBOR + 100) (a)	3.788%	03/15/23	1,000,000	944,400
Icahn Enterprises, L.P.	6.000%	08/01/20	2,390,000	2,410,912
Molex Electronics Technologies, LLC, 144A	2.878%	04/15/20	2,700,000	2,683,938
Roper Technologies, Inc.	2.800%	12/15/21	2,700,000	2,657,215
Ryder System, Inc.	2.450%	09/03/19	1,243,000	1,238,934
				9,935,399

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 71.4% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology — 6.8%
Dell, Inc., 144A	3.480%	06/01/19	$1,900,000	$1,900,638
FLIR Systems, Inc.	3.125%	06/15/21	2,034,000	2,009,154
Hewlett Packard Enterprise Company, 144A	2.100%	10/04/19	2,000,000	1,987,239
				5,897,031
Materials — 13.4%
Avnet, Inc.	3.750%	12/01/21	2,600,000	2,591,625
Ball Corporation	4.375%	12/15/20	1,800,000	1,824,750
Ball Corporation	5.000%	03/15/22	556,000	574,604
Methanex Corporation	5.250%	03/01/22	1,641,000	1,656,362
Sherwin-Williams Company (The)	2.250%	05/15/20	2,665,000	2,636,292
Steel Dynamics, Inc.	5.125%	10/01/21	2,350,000	2,367,625
				11,651,258
Utilities — 2.8%
Southern Company (The)	2.350%	07/01/21	2,495,000	2,444,436

Total Corporate Bonds (Cost $61,775,430)				$61,849,297

CONVERTIBLE CORPORATE BONDS — 14.2%	Coupon	Maturity	Par Value	Value
Communication Services — 3.8%
Gannett Company, Inc.	4.750%	04/15/24	$3,000,000	$3,292,539

Health Care — 2.1%
Aceto Corporation	2.000%	11/01/20	2,600,000	1,833,000

Industrials — 2.7%
Arconic, Inc.	1.625%	10/15/19	2,370,000	2,333,265

Information Technology — 2.7%
Twitter, Inc.	0.250%	09/15/19	2,400,000	2,340,672

Real Estate — 2.9%
Redwood Trust, Inc.	4.750%	08/15/23	2,700,000	2,528,107

Total Convertible Corporate Bonds (Cost $13,077,758)				$12,327,583

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS (Continued)
BANK DEBT — 3.9%	Coupon	Maturity	Par Value	Value
Materials — 0.6%
Ball Metalpack, LLC (1MO LIBOR + 450) (a)	6.999%	07/26/25	$497,500	$491,306

Financials — 3.3%
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.520%	12/21/20	1,846,154	1,846,786
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.520%	12/21/20	1,027,133	1,027,133
				2,873,919
Total Bank Debt (Cost $3,368,300)				$3,365,225

COMMON STOCKS — 2.0%	Shares	Value
Financials — 0.9%
Capital One Financial Corporation	9,904	$798,163

Industrials — 1.1%
Air Industries Group (d)	936,789	927,609

Total Common Stocks (Cost $2,189,508)		$1,725,772

WARRANTS — 3.4%	Shares	Value
Financials — 3.4%
American International Group, Inc., $43.475, expires 01/19/21 (d)	26,500	$187,620
Hartford Financial Services Group, Inc., $8.836, expires 06/26/19 (d)	45,200	1,890,716
Lincoln National Corporation, $9.667, expires 07/10/19 (d)	16,260	893,812
		2,972,148
Industrials — 0.0% (e)
American Zinc Recycling, LLC, $630.227, expires 09/30/22 (b)(c)(d)	965	10

Total Warrants (Cost $2,507,958)		$2,972,158

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.29% (f) (Cost $3,700,614)	3,700,614	$3,700,614

Total Investments at Value — 99.2% (Cost $86,619,568)		$85,940,649

Other Assets in Excess of Liabilities — 0.8%		666,144

Net Assets — 100.0%		$86,606,793

144A -

Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $9,072,190 as of January 31, 2019, representing 10.5% of net assets.

LIBOR -	London Interbank Offered Rate.

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2019. The reference rate and spread (in basis points) for these securities are indicated parenthetically.

(b)

Security has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $2,873,929 as of January 31, 2019, representing 3.3% of net assets (Note 2).

(c)	Illiquid security. Total value of illiquid securities as of January 31, 2019 was $2,873,929, representing 3.3% of net assets.
(d)	Non-income producing security.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of January 31, 2019.
See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS January 31, 2019 (Unaudited)
CORPORATE BONDS — 90.4%	Coupon	Maturity	Par Value	Value
Communication Services — 6.1%
Discovery Communications, Inc. (3MO LIBOR + 71) (a)	3.502%	09/20/19	$5,500,000	$5,502,620
Gannett Company, Inc.	5.125%	07/15/20	1,375,000	1,378,437
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	3.788%	03/16/22	5,000,000	5,050,462
				11,931,519
Consumer Discretionary — 7.2%
AutoZone, Inc.	4.000%	11/15/20	3,000,000	3,032,435
Lennar Corporation	2.950%	11/29/20	6,000,000	5,880,000
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,236,585
Marriott International, Inc.	2.300%	01/15/22	2,000,000	1,934,051
				14,083,071
Consumer Staples — 5.0%
Kroger Company (The)	2.950%	11/01/21	5,206,000	5,165,814
Mondelēz International, Inc., 144A	2.000%	10/28/21	4,720,000	4,567,762
				9,733,576
Energy — 2.7%
CNX Resources Corporation	5.875%	04/15/22	5,400,000	5,373,000

Financials — 16.9%
American International Group, Inc.	6.400%	12/15/20	3,232,000	3,427,680
Bank of the Ozarks, Inc. (a)	5.500%	07/01/26	3,732,000	3,800,779
Barclays Bank plc (3MO LIBOR + 211) (a)	4.728%	08/10/21	2,684,000	2,730,476
Barclays Bank plc (a)	2.000%	07/27/22	3,000,000	2,949,979
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	3.779%	07/24/23	5,500,000	5,455,411
JPMorgan Chase & Company	6.300%	04/23/19	5,000,000	5,038,264
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	5,000,000	5,000,750
Prospect Capital Corporation	5.000%	07/15/23	4,800,000	4,800,031
				33,203,370
Health Care — 15.9%
Amgen, Inc. (3MO LIBOR + 45) (a)	3.068%	05/11/20	3,078,000	3,085,344
Anthem, Inc.	4.350%	08/15/20	1,000,000	1,018,194
Becton Dickinson and Company (3MO LIBOR + 103) (a)	3.769%	06/06/22	5,825,000	5,731,222
Cardinal Health, Inc.	1.948%	06/14/19	5,625,000	5,607,851
CVS Health Corporation	2.800%	07/20/20	4,200,000	4,181,407

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 90.4% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 15.9% (Continued)
Medtronic, Inc. (3MO LIBOR + 80) (a)	3.588%	03/15/20	$5,500,000	$5,539,998
Zimmer Biomet Holdings, Inc.	2.700%	04/01/20	6,000,000	5,970,227
				31,134,243
Industrials — 16.8%
BorgWarner, Inc.	8.000%	10/01/19	2,790,000	2,881,767
Caterpillar, Inc.	2.600%	06/26/22	2,691,000	2,644,588
CSX Corporation	3.700%	10/30/20	2,094,000	2,115,451
General Electric Company (3MO LIBOR + 100) (a)	3.788%	03/15/23	5,000,000	4,722,000
Icahn Enterprises, L.P.	6.000%	08/01/20	5,000,000	5,043,750
Molex Electronics Technologies, LLC, 144A	2.878%	04/15/20	5,900,000	5,864,900
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	4,778,236
Roper Technologies, Inc.	2.800%	12/15/21	4,903,000	4,825,306
				32,875,998
Information Technology — 6.7%
Dell, Inc., 144A	3.480%	06/01/19	5,600,000	5,601,881
FLIR Systems, Inc.	3.125%	06/15/21	2,700,000	2,667,018
Hewlett Packard Enterprise Company, 144A	2.100%	10/04/19	5,000,000	4,968,098
				13,236,997
Materials — 12.6%
Ball Corporation	4.375%	12/15/20	5,150,000	5,220,813
Cabot Corporation	3.700%	07/15/22	3,980,000	3,981,330
Methanex Corporation	5.250%	03/01/22	5,680,000	5,733,174
Sherwin-Williams Company	7.250%	06/15/19	5,125,000	5,202,719
Steel Dynamics, Inc.	5.125%	10/01/21	4,607,000	4,641,552
				24,779,588
Utilities — 0.5%
Pennsylvania Electric Company	6.625%	04/01/19	15,000	15,072
Southern Company (The)	2.350%	07/01/21	1,000,000	979,734
				994,806
Total Corporate Bonds (Cost $177,522,746)				$177,346,168

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CONVERTIBLE CORPORATE BONDS — 2.6%	Coupon	Maturity	Par Value	Value
Real Estate — 2.6%
RWT Holdings, Inc. (Cost $5,100,000)	5.625%	11/15/19	$5,000,000	$5,015,860

BANK DEBT — 2.5%	Coupon	Maturity	Par Value	Value
Financials — 2.5%
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.520%	12/21/20	$1,711,889	$1,711,889
NCP Finance Limited Partnership (1MO LIBOR + 400) (a)(b)(c)	6.520%	12/21/20	3,076,923	3,077,975
Total Bank Debt (Cost $4,788,812)				$4,789,864

PREFERRED STOCKS — 0.2%	Shares	Value
Real Estate — 0.2%
RAIT Financial Trust, 7.75%, Series A (d)(e) (Cost $2,946,070)	135,000	$459,000

MONEY MARKET FUNDS — 2.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 2.29% (f) (Cost $5,180,078)	5,180,078	$5,180,078

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMERCIAL PAPER — 1.0% (g)	Par Value	Value
Sherwin Williams Company, 2.74%, due 02/25/19 (Cost $1,996,400)	$2,000,000	$1,996,400

Total Investments at Value — 99.3% (Cost $197,534,106)		$194,787,370

Other Assets in Excess of Liabilities — 0.7%		1,380,291

Net Assets — 100.0%		$196,167,661

144A -

Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $30,781,627 as of January 31, 2019, representing 15.7% of net assets.

LIBOR -	London Interbank Offered Rate.

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but adjust at predetermined dates to stated coupon rates set forth in the offering documents. These securities, therefore, do not indicate a reference rate and spread.

(b)

Security has been fair valued in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities was $4,789,864 as of January 31, 2019, representing 2.5% of net assets (Note 2).

(c)	Illiquid security. Total value of illiquid securities held as of January 31, 2019 was $4,789,864, representing 2.5% of net assets.
(d)	Security has a perpetual maturity.
(e)	Non-income producing security.
(f)	The rate shown is the 7-day effective yield as of January 31, 2019.
(g)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.
See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST STATEMENTS OF ASSETS AND LIABILITIES January 31, 2019 (Unaudited)
	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
ASSETS
Investments in securities:
At cost	$86,619,568	$197,534,106
At value (Note 2)	$85,940,649	$194,787,370
Capital shares receivable	761	29,311
Dividends and interest receivable	655,172	1,506,995
Other assets	20,366	21,736
Total assets	86,616,948	196,345,412

LIABILITIES
Payable for capital shares redeemed	629	151,255
Payable to administrator (Note 4)	7,260	16,300
Other accrued expenses	2,266	10,196
Total liabilities	10,155	177,751

NET ASSETS	$86,606,793	$196,167,661

NET ASSETS CONSIST OF:
Paid-in capital	$87,458,739	$199,615,209
Accumulated deficit	(851,946)	(3,447,548)
NET ASSETS	$86,606,793	$196,167,661

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	8,951,423	20,069,101

Net asset value, offering price and redemption price per share (Note 2)	$9.68	$9.77

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST STATEMENTS OF OPERATIONS For the Six Months Ended January 31, 2019 (Unaudited)
	Eubel Brady & Suttman Income and Appreciation Fund	Eubel Brady & Suttman Income Fund
INVESTMENT INCOME
Dividends	$30,136	$44,960
Interest	1,543,406	3,567,517
Total investment income	1,573,542	3,612,477

EXPENSES
Administration fees (Note 4)	42,958	97,581
Shareholder servicing fees (Note 6)	17,712	40,116
Professional fees	25,215	25,215
Registration and filing fees	12,047	12,432
Custody and bank service fees	7,097	11,597
Trustees' fees and expenses (Note 4)	7,463	7,463
Pricing fees	2,790	3,294
Insurance expense	2,013	3,528
Printing of shareholder reports	1,509	1,509
Other expenses	389	699
Total expenses	119,193	203,434

NET INVESTMENT INCOME	1,454,349	3,409,043

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investment transactions	52,504	(51,510)
Net change in unrealized appreciation (depreciation) on investments	(1,767,774)	(876,279)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(1,715,270)	(927,789)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(260,921)	$2,481,254

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018 (a)
FROM OPERATIONS
Net investment income	$1,454,349	$2,376,720
Net realized gains from investment transactions	52,504	1,207,387
Net change in unrealized appreciation (depreciation) on investments	(1,767,774)	(2,176,681)
Net increase (decrease) in net assets resulting from operations	(260,921)	1,407,426

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,480,252)	(2,368,980)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,666,975	10,197,211
Net asset value of shares issued in reinvestment of distributions to shareholders	1,477,342	2,358,907
Payments for shares redeemed	(7,114,734)	(8,245,531)
Net increase in net assets from capital share transactions	29,583	4,310,587

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,711,590)	3,349,033

NET ASSETS
Beginning of period	88,318,383	84,969,350
End of period	$86,606,793	$88,318,383

CAPITAL SHARES ACTIVITY
Shares sold	582,968	1,019,619
Shares reinvested	152,440	237,575
Shares redeemed	(737,847)	(829,447)
Net increase (decrease) in shares outstanding	(2,439)	427,747
Shares outstanding at beginning of period	8,953,862	8,526,115
Shares outstanding at end of period	8,951,423	8,953,862

(a)

The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended July 31, 2018, distributions to shareholders was from net investment income. As of July 31, 2018, undistributed net investment income was $7,412.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018 (a)
FROM OPERATIONS
Net investment income	$3,409,043	$5,202,224
Net realized gains (losses) from investment transactions	(51,510)	6,647
Net change in unrealized appreciation (depreciation) on investments	(876,279)	(3,625,374)
Net increase in net assets resulting from operations	2,481,254	1,583,497

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(3,407,923)	(5,184,851)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	22,611,740	37,276,711
Net asset value of shares issued in reinvestment of distributions to shareholders	3,392,699	5,131,182
Payments for shares redeemed	(27,812,707)	(25,860,676)
Net increase (decrease) in net assets from capital share transactions	(1,808,268)	16,547,217

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,734,937)	12,945,863

NET ASSETS
Beginning of period	198,902,598	185,956,735
End of period	$196,167,661	$198,902,598

CAPITAL SHARES ACTIVITY
Shares sold	2,315,177	3,761,225
Shares reinvested	347,649	519,444
Shares redeemed	(2,857,270)	(2,611,669)
Net increase (decrease) in shares outstanding	(194,444)	1,669,000
Shares outstanding at beginning of period	20,263,545	18,594,545
Shares outstanding at end of period	20,069,101	20,263,545

(a)

The presentation of Distributions to Shareholders has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018 (Note 2). For the year ended July 31, 2018, distributions to shareholders was from net investment income. As of July 31, 2018, undistributed net investment income was $17,922.

See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Period Ended July 31, 2015 (a)
Net asset value at beginning of period	$9.86		$9.97	$9.71	$9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.16		0.27	0.27	0.28	0.19
Net realized and unrealized gains (losses) on investments	(0.18)		(0.11)	0.27	(0.05)	(0.15)
Total from investment operations	(0.02)		0.16	0.54	0.23	0.04

Less distributions from:
Net investment income	(0.16)		(0.27)	(0.28)	(0.28)	(0.19)
Net realized gains on investments	—		—	—	(0.09)	—
Total distributions	(0.16)		(0.27)	(0.28)	(0.37)	(0.19)

Net asset value at end of period	$9.68		$9.86	$9.97	$9.71	$9.85

Total return (b)	(0.14	%)(c)	1.61%	5.65%	2.55%	0.38	%(c)

Net assets at end of period (000's)	$86,607		$88,318	$84,969	$79,253	$82,648

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.27	%(d)	0.25%	0.26%	0.25%	0.25	%(d)

Ratio of net investment income to average net assets	3.29	%(d)	2.71%	2.72%	2.94%	2.34	%(d)

Portfolio turnover rate	11	%(c)	60%	42%	33%	27	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended January 31, 2019 (Unaudited)		Year Ended July 31, 2018	Year Ended July 31, 2017	Year Ended July 31, 2016	Period Ended July 31, 2015 (a)
Net asset value at beginning of period	$9.82		$10.00	$9.97	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.17		0.27	0.24	0.25	0.13
Net realized and unrealized gains (losses) on investments	(0.05)		(0.19)	0.04	0.10	(0.11)
Total from investment operations	0.12		0.08	0.28	0.35	0.02

Less distributions from:
Net investment income	(0.17)		(0.26)	(0.24)	(0.25)	(0.13)
Net realized gains on investments	—		—	(0.01)	(0.02)	—
Total distributions	(0.17)		(0.26)	(0.25)	(0.27)	(0.13)

Net asset value at end of period	$9.77		$9.82	$10.00	$9.97	$9.89

Total return (b)	1.22	%(c)	0.86%	2.75%	3.58%	0.22	%(c)

Net assets at end of period (000's)	$196,168		$198,903	$185,957	$160,540	$162,994

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.22	%(d)

Ratio of net investment income to average net assets	3.40	%(d)	2.69%	2.36%	2.54%	1.70	%(d)

Portfolio turnover rate	10	%(c)	65%	40%	35%	27	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2014) through July 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
See accompanying notes to financial statements.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2019 (Unaudited)

1. Organization

Eubel Brady & Suttman Income and Appreciation Fund (“EBS Income and Appreciation Fund”) and Eubel Brady & Suttman Income Fund (“EBS Income Fund”) (individually, a “Fund” and collectively, the “Funds”) are each a no-load diversified series of Eubel Brady & Suttman Mutual Fund Trust (the “Trust”), an open-end management investment company organized as an Ohio business trust on April 22, 2014.

The investment objective of EBS Income and Appreciation Fund is to provide total return through a combination of current income and capital appreciation.

The investment objective of EBS Income Fund is to preserve capital, produce income and maximize total return.

2. Significant Accounting Policies

In August 2018, the U.S. Securities and Exchange Commission (the “SEC”) adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, accounting principles generally accepted in the United States of America (“GAAP”), International Financial Reporting Standards or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with GAAP.

New Accounting Pronouncements — In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying ASU 2017-08.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Securities Valuation — Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”), the investment adviser to the Funds, determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust (the “Board”).

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●    Level 1 – quoted prices in active markets for identical securities

●    Level 2 – other significant observable inputs

●    Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities, including certain bank debt held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of January 31, 2019 by security type:

EBS Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$61,849,297	$—	$61,849,297
Convertible Corporate Bonds	—	12,327,583	—	12,327,583
Bank Debt	—	491,306	2,873,919	3,365,225
Common Stocks	1,725,772	—	—	1,725,772
Warrants	2,972,148	—	10	2,972,158
Money Market Funds	3,700,614	—	—	3,700,614
Total	$8,398,534	$74,668,186	$2,873,929	$85,940,649

EBS Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$177,346,168	$—	$177,346,168
Convertible Corporate Bonds	—	5,015,860	—	5,015,860
Bank Debt	—	—	4,789,864	4,789,864
Preferred Stocks	459,000	—	—	459,000
Money Market Funds	5,180,078	—	—	5,180,078
Commercial Paper	—	1,996,400	—	1,996,400
Total	$5,639,078	$184,358,428	$4,789,864	$194,787,370

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the six months ended Janaury 31, 2019:

EBS Income and Appreciation Fund
Investments in Securities	Value as of July 31, 2018	Purchases	Sales	Realized gains (loss)	Net change in unrealized appreciation (depreciation)	Value as of January 31, 2019
Bank Debt	$2,711,847	$375,000	$(184,559)	$—	$(28,369)	$2,873,919
Warrants	10	—	—	—	—	10
Total	$2,711,857	$375,000	$(184,559)	$—	$(28,369)	$2,873,929

EBS Income Fund
Investments in Securities	Value as of July 31, 2018	Purchases	Sales	Realized gains (loss)	Net change in unrealized appreciation (depreciation)	Value as of January 31, 2019
Bank Debt	$4,519,745	$625,000	$(307,598)	$—	$(47,283)	$4,789,864

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at January 31, 2019 is $631 and $1,052 for EBS Income and Appreciation Fund and EBS Income Fund, respectively.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income and Appreciation Fund
	Fair Value at January 31, 2019	Valuation Technique	Unobservable Input[1]	Value	Weighted Average of Unobservable Inputs
Bank Debt	$2,873,919	DCF Model	Discount Rate	6.466%	N/A
Warrants	$10	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

EBS Income Fund
	Fair Value at January 31, 2019	Valuation Technique	Unobservable Input[1]	Value	Weighted Average of Unobservable Inputs
Bank Debt	$4,789,864	DCF Model	Discount Rate	6.466%	N/A

DCF - Discounted Cash Flow
[1]

Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.

There were no derivative instruments held by the Funds as of or during the six months ended January 31, 2019.

Share Valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to its NAV per share.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Income, Investment Transactions and Realized Capital Gains and Losses — Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Investment transactions are accounted for on trade date. Realized capital gains and losses on investments sold are determined on a specific identification basis.

Expenses — Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are paid monthly. Capital gain distributions, if any, are distributed to shareholders annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and realized capital gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid by each Fund during the periods ended January 31, 2019 and July 31, 2018 was ordinary income.

Federal Income Tax — Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of January 31, 2019:

	EBS Income and Appreciation Fund	EBS Income Fund
Tax cost of portfolio investments	$86,646,237	$197,534,106
Gross unrealized appreciation	$2,691,497	$1,143,988
Gross unrealized depreciation	(3,397,085)	(3,890,724)
Net unrealized depreciation on investments	(705,588)	(2,746,736)
Accumulated ordinary income	8,178	19,042
Capital loss carryforwards	(207,040)	(668,344)
Other gains (losses)	52,504	(51,510)
Accumulated deficit	$(851,946)	$(3,447,548)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.

As of July 31, 2018, the Funds had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes:

	EBS Income and Appreciation Fund	EBS Income Fund
Short-term	$—	$668,344
Long-term	207,040	—
	$207,040	$668,344

These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3. Unfunded Loan Commitment

At January 31, 2019, unfunded loan commitments for the Funds were as follows:

Fund	Borrower	Unfunded Commitment
EBS Income and Appreciation Fund	NCP Finance Limited Partnership	$126,713
EBS Income Fund	NCP Finance Limited Partnership	$211,188

Pursuant to an Asset-Based Lending Credit Agreement between the Funds and NCP Finance Limited Partnership (the “Borrower”), the Borrower has agreed to pay the Funds a commitment fee equal to 0.25% of the average daily unfunded commitment balance, which is included within interest income on the Statements of Operations.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

Certain officers of the Trust are also officers of the Adviser, of Ultimus Fund Solutions, LLC (“Ultimus”), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Funds, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter and exclusive agent for the distribution of shares of the Funds.

Investment Adviser — Under the terms of the Management Agreement between the Trust and the Adviser, the Adviser manages each Fund’s investments subject to oversight by the Board. The Funds do not pay the Adviser investment advisory fees under the Management Agreement. However, prior to investing in a Fund, a prospective shareholder must enter into an investment advisory agreement with the Adviser that calls for the payment of an advisory fee based upon a percentage of all assets (including shares of the Funds) managed by the Adviser on behalf of the prospective shareholder. The fee schedule may be negotiable at the time the account is opened and is generally based upon the value of assets held in the client’s account and the style of management.

The Adviser has entered into an agreement with the Funds under which it has agreed to reimburse Fund expenses to the extent necessary to limit total annual operating expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses, expenses incurred pursuant to the Funds’ Shareholder Servicing Plan and extraordinary expenses) to an amount not exceeding 0.35% of each Fund’s average daily net assets. Any payments by the Adviser of expenses which are a Fund’s obligation are subject to repayment by the Fund for a period of three years following the fiscal year in which such expenses were paid, provided that the repayment does not cause the Fund’s total annual operating expenses to exceed 0.35% of average daily net assets. This agreement is currently in effect until December 1, 2019. No expense reimbursements were required during the six months ended January 31, 2019.

Administrator — Ultimus provides administration, fund accounting and transfer agency services to each Fund. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Compensation of Trustees — Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Funds for their services. Effective January 1, 2019, each Trustee who is not an interested person of the Trust (“Independent Trustee”) receives from the Funds a fee of $2,625 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings. The Chairman of the Audit and Governance Committee receives an additional annual fee of $1,000, paid quarterly. Prior to January 1, 2019,

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

each Independent Trustee received from the Funds a fee of $2,063 for attendance at each meeting of the Board, in addition to reimbursement of travel and other expenses incurred in attending the meetings.

5. Securities Transactions

During the six months ended January 31, 2019, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	EBS Income and Appreciation Fund	EBS Income Fund
Purchases of investment securities	$10,008,150	$19,869,134
Proceeds from sales and maturities of investment securities	$9,371,042	$19,585,298

During the six months ended January 31, 2019, there were no purchases or sales and maturities from U.S. government long-term securities for the Funds.

6. Shareholder Servicing Plan

The Funds have adopted a Shareholder Servicing Plan (the “Plan”) which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the Distributor) for providing account administration and account maintenance services to Fund shareholders. The annual fees paid under the Plan may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the six months ended January 31, 2019, EBS Income and Appreciation Fund and EBS Income Fund incurred $17,712 and $40,116, respectively, of shareholder servicing fees pursuant to the Plan. No payments were made to the Adviser or the Distributor during the six months ended January 31, 2019.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you incur ongoing costs, including shareholder servicing fees and other operating expenses. These ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2018 through January 31, 2019).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is based on each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. They will not help you determine the relative total costs of owning different funds. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they impose any sales loads.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value August 1, 2018	Ending Account Value January 31, 2019	Expense Ratio(a)	Expenses Paid During Period(b)
EBS Income and Appreciation Fund
Based on Actual Fund Return	$ 1,000.00	$ 998.60	0.27%	$1.36
Based on Hypothetical 5% Fund Return (before expenses)	$ 1,000.00	$ 1,023.84	0.27%	$1.38
EBS Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,012.20	0.20%	$1.01
Based on Hypothetical 5% Fund Return (before expenses)	$ 1,000.00	$ 1,024.20	0.20%	$1.02

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-391-1223. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-391-1223, or on the SEC’s website at http://www.sec.gov.

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Audit and Governance Committee shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eubel Brady & Suttman Mutual Fund Trust

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	April 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Scott E. Lundy
Scott E. Lundy, President

Date	April 3, 2019

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Financial Officer

Date	April 3, 2019

*	Print the name and title of each signing officer under his or her signature.